Provisions (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 50,585,000
Additional provisions	46,218,000
Utilized amounts	(49,612,000)
Reversals of unused amounts	(5,636,000)
Discount rate adjustment and imputed interest	186,000
Foreign currency translation adjustment	2,422,000
Ending balance	44,163,000
Current portion	24,965,000	$ 33,103,000
Non-current portion	19,198,000	$ 17,482,000
Severance
Reconciliation of changes in other provisions [abstract]
Beginning balance	10,644,000
Additional provisions	25,839,000
Utilized amounts	(30,038,000)
Reversals of unused amounts	(1,322,000)
Discount rate adjustment and imputed interest	0
Foreign currency translation adjustment	596,000
Ending balance	5,719,000
Current portion	5,719,000
Non-current portion	0
Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Beginning balance	22,930,000
Additional provisions	1,771,000
Utilized amounts	(4,337,000)
Reversals of unused amounts	(1,680,000)
Discount rate adjustment and imputed interest	186,000
Foreign currency translation adjustment	1,102,000
Ending balance	19,972,000
Current portion	3,717,000
Non-current portion	16,255,000
Provisons based on expected cash flows	$ 20,573,000
Weighted average rate	0.98%
Others
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 17,011,000
Additional provisions	18,608,000
Utilized amounts	(15,237,000)
Reversals of unused amounts	(2,634,000)
Discount rate adjustment and imputed interest	0
Foreign currency translation adjustment	724,000
Ending balance	18,472,000
Current portion	15,529,000
Non-current portion	$ 2,943,000
Minimum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	1 year
Maximum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	17 years